Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Fair value of assets acquired excluding cash			$ (32.4)
Liabilities assumed			9.2
Cash paid for prior year acquisitions	(2.0)	(1.8)
Acquisition of businesses, net of cash acquired	(2.0)	(1.8)	(23.2)
Divestitures of business, net of cash disposed		$ 5.2	$ 5.4